CASH, CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Cash, Cash Equivalents:
Cash and Banks	R$ 85,608	R$ 124,139
Financial Investments	107,051	162,468
Total cash, cash equivalents	R$ 192,659	R$ 286,607	R$ 335,307	R$ 583,352